Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Comprehensive Income [Abstract]
Net income	$ 724.2	$ 750.5	$ 521.9
Foreign currency translation gain (loss)	(70.2)	74.6	(60.2)
Gain (loss) on derivatives recognized in other comprehensive income:
Pre-tax	18.7	14.9	(6.3)
Tax effect	(4.9)	(4.8)	1.1
(Gain) loss on derivatives reclassified from accumulated other comprehensive income to:
Revenues	(2.2)	5.4	(2.2)
Cost of sales	(4.6)	4.0	10.0
Depreciation and amortization	0.1	0.1	0.1
Tax effect	1.8	(3.0)	(1.5)
Actuarial gains (losses) recognized in other comprehensive income:
Pre-tax	25.2	(42.7)	(8.6)
Tax effect	(11.6)	9.4	0.9
Amortization to selling and administrative expenses of:
Prior service credits	(2.7)	(1.5)	(1.3)
Net actuarial losses	6.9	5.0	4.9
Tax effect	(0.5)	(0.6)	(0.6)
Comprehensive income	680.2	811.3	458.2
Comprehensive income attributable to noncontrolling interest:
Net income	25.0	0	0
Foreign currency translation gain (loss)	24.1	0	0
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	7.3	0	0
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax	(1.6)	0	0
Actuarial (gains) losses recognized in other comprehensive income, net of tax	(26.1)	0	0
Amortization to selling and administrative expenses, net of tax	1.8	0	0
Comprehensive income attributable to noncontrolling interest	30.5	0	0
Comprehensive income attributable to Cameron	$ 649.7	$ 811.3	$ 458.2